19. PROPERTY, PLANT AND EQUIPMENT (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	3.13%	3.72%	3.14%
Hydroelectric Generation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	2.83%
Thermoelectric Generation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	4.13%
Wind Power Generation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	4.87%
Administration [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate	8.29%